UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.2%
	BRAZIL – 5.6%
7,500	Banco Bradesco S.A.	$67,566
14,554	Banco Bradesco S.A. - ADR	126,620
6,500	Braskem S.A. - ADR	74,750
1,400	CCR S.A.	8,087
4,000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	37,760
700	Cia de Saneamento de Minas Gerais-COPASA	7,124
1,600	Cielo S.A.	18,135
3,200	Cosan Ltd. - Class A	21,376
3,000	Cosan S.A. Industria e Comercio	31,504
20,700	Direcional Engenharia S.A.	40,859
900	Guararapes Confeccoes S.A.	19,105
41,400	JBS S.A.	139,175
37,100	QGEP Participacoes S.A.	69,911
900	Qualicorp S.A.	5,968
2,000	Raia Drogasil S.A.	40,883
1,300	Sao Martinho S.A.	21,290
1,300	Telefonica Brasil S.A. - ADR	19,682
18,300	TPI - Triunfo Participacoes e Investimentos S.A.	25,680
		775,475
	CHILE – 0.7%
111	Banco de Credito e Inversiones	4,933
148,636	Enersis Chile S.A.	17,294
12,851	Engie Energia Chile S.A.	23,878
2,612	Gasco S.A.	6,703
578	Inversiones La Construccion S.A.	6,622
12,861	Ripley Corp. S.A.	8,131
4,659	Sigdo Koppers S.A.	6,249
2,659,964	Vina San Pedro Tarapaca S.A.	27,630
		101,440
	CHINA – 25.1%
91,000	361 Degrees International Ltd.	26,860
162,000	Agricultural Bank of China Ltd. - Class H	59,510
56,000	Air China Ltd. - Class H	42,803
16,000	Ajisen China Holdings Ltd.	6,888
1,900	Alibaba Group Holding Ltd. - ADR *	156,712
8,000	Anhui Expressway Co., Ltd. - Class H	6,197
100	Baidu, Inc. - ADR *	15,960
308,000	Bank of China Ltd. - Class H	126,640
8,500	Bank of Chongqing Co., Ltd. - Class H	6,376
36,000	Baoye Group Co., Ltd. - Class H	26,078
27,000	Boer Power Holdings Ltd.	10,719
48,000	Central China Real Estate Ltd.	9,342
45,000	China Aoyuan Property Group Ltd.	9,512

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
82,000	China Cinda Asset Management Co., Ltd. - Class H	$26,634
51,000	China CITIC Bank Corp. Ltd. - Class H	32,210
34,000	China Communications Services Corp. Ltd. - Class H	18,450
469,000	China Construction Bank Corp. - Class H	314,343
268,000	China Everbright Bank Co., Ltd. - Class H	116,411
12,000	China Everbright Ltd.	22,891
12,000	China Harmony New Energy Auto Holding Ltd.	6,759
23,000	China High Speed Transmission Equipment Group Co., Ltd.	17,787
15,000	China Hongqiao Group Ltd.	10,015
58,000	China Lesso Group Holdings Ltd.	32,819
68,000	China Lumena New Materials Corp. * [1]		—
6,000	China Metal Recycling Holdings Ltd. * [1]		—
20,500	China Mobile Ltd.	252,736
2,000	China Oriental Group Co., Ltd. * [1]		—
12,000	China Petroleum & Chemical Corp. - Class H	8,522
66,000	China Power International Development Ltd.	26,882
22,000	China Resources Power Holdings Co., Ltd.	35,048
43,000	China SCE Property Holdings Ltd.	9,089
22,500	China Shenhua Energy Co., Ltd. - Class H	42,979
20,000	China Shipping Development Co., Ltd. - Class H	11,317
406,000	China Suntien Green Energy Corp. Ltd. - Class H	46,574
114,000	China Telecom Corp. Ltd. - Class H	56,130
4,800	China Vanke Co., Ltd. - Class H	10,852
40,000	China Yongda Automobiles Services Holdings Ltd.	19,592
1,200	China Yuchai International Ltd.	13,152
18,000	China ZhengTong Auto Services Holdings Ltd.	7,331
35,200	China Zhongwang Holdings Ltd.	15,698
22,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	11,541
44,000	CIFI Holdings Group Co., Ltd.	11,399
79,000	CNOOC Ltd.	94,494
46,000	Comba Telecom Systems Holdings Ltd.	7,411
330,000	Concord New Energy Group Ltd.	20,417
14,000	COSCO International Holdings Ltd.	6,839
101,000	Country Garden Holdings Co., Ltd.	41,137
650,000	CP Pokphand Co., Ltd.	75,402
6,000	CSPC Pharmaceutical Group Ltd.	5,189
17,000	Dah Chong Hong Holdings Ltd.	8,370
84,000	Fantasia Holdings Group Co., Ltd. *	11,585
282,000	GCL-Poly Energy Holdings Ltd.	38,529
50,000	Geely Automobile Holdings Ltd.	32,868
36,000	Goldlion Holdings Ltd.	14,060
18,000	Guangzhou Automobile Group Co., Ltd. - Class H	23,108
11,200	Guangzhou R&F Properties Co., Ltd. - Class H	16,948
111,000	Harbin Bank Co., Ltd. - Class H [2]	30,045
7,000	Hua Hong Semiconductor Ltd. [2]	6,559

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
24,000	Huadian Power International Corp. Ltd. - Class H	$11,353
20,000	Huaneng Renewables Corp. Ltd. - Class H	6,393
302,000	Industrial & Commercial Bank of China Ltd. - Class H	170,883
56,000	Jiangnan Group Ltd.	9,816
94,000	Ju Teng International Holdings Ltd.	29,926
11,500	Kingboard Chemical Holdings Ltd.	24,813
10,500	Kingboard Laminates Holdings Ltd.	6,686
8,000	Kunlun Energy Co., Ltd.	6,043
13,000	KWG Property Holding Ltd.	8,043
21,000	Lee & Man Paper Manufacturing Ltd.	16,186
2,600	Legend Holdings Corp. - Class H [2]	6,193
16,000	Longfor Properties Co., Ltd.	21,860
52,000	MIE Holdings Corp. *	4,759
38,000	Modern Land China Co., Ltd.	5,388
900	NetEase, Inc. - ADR	183,843
12,000	Nexteer Automotive Group Ltd.	11,879
64,000	Peak Sport Products Co., Ltd.	19,715
46,000	Powerlong Real Estate Holdings Ltd.	10,376
15,000	Qingdao Port International Co., Ltd. - Class H [2]	6,844
62,000	Qingling Motors Co., Ltd. - Class H	19,659
11,000	Road King Infrastructure Ltd.	9,074
8,500	Shimao Property Holdings Ltd.	11,087
25,000	Sihuan Pharmaceutical Holdings Group Ltd.	5,639
40,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	19,489
7,600	Sinopharm Group Co., Ltd. - Class H	36,783
36,000	Skyworth Digital Holdings Ltd.	26,866
12,500	Sun Art Retail Group Ltd.	8,684
19,400	Tencent Holdings Ltd.	466,346
6,000	Texhong Textile Group Ltd.	8,012
18,000	Tianneng Power International Ltd.	12,366
30,000	Tongda Group Holdings Ltd.	6,032
96,000	Trigiant Group Ltd.	15,467
19,500	Weiqiao Textile Co. - Class H	15,533
36,000	Welling Holding Ltd.	6,728
78,000	Xingda International Holdings Ltd.	20,107
4,800	Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	6,509
152,000	Xinyi Solar Holdings Ltd.	58,187
26,000	Xtep International Holdings Ltd.	13,371
6,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - Class H [2]	7,154
32,000	Youyuan International Holdings Ltd.	9,033
36,000	Yuzhou Properties Co., Ltd.	10,672
		3,467,516

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COLOMBIA – 0.4%
3,668	Bancolombia S.A.	$29,033
111,520	Empresa de Telecomunicaciones de Bogota	21,796
		50,829
	CZECH REPUBLIC – 0.2%
3,487	O2 Czech Republic A.S.	34,012

	EGYPT – 0.4%
6,573	Credit Agricole Egypt SAE	18,128
11,641	Egypt Kuwait Holding Co., S.A.E	5,355
1,349	ElSewedy Electric Co.	6,607
5,472	Faisal Islamic Bank of Egypt	5,823
2,856	Housing & Development Bank	5,284
1,850	QNB Alahli Bank SAE *	7,431
13,488	Telecom Egypt Co.	13,868
		62,496
	GREECE – 0.5%
2,032	Aegean Airlines S.A.	16,174
1,693	Bank of Greece	18,000
600	Costamare, Inc.	5,874
1,684	Hellenic Petroleum S.A. *	7,173
1,533	Motor Oil Hellas Corinth Refineries S.A.	17,909
		65,130
	HUNGARY – 0.1%
3,568	Magyar Telekom Telecommunications PLC	5,706
104	MOL Hungarian Oil & Gas PLC	6,521
		12,227
	INDIA – 8.2%
2,451	Bajaj Holdings & Investment Ltd. - GDR	66,442
2,700	Dr Reddy's Laboratories Ltd. - ADR	117,855
1,400	ICICI Bank Ltd. - ADR	10,612
11,597	Indiabulls Housing Finance Ltd. - GDR	132,348
21,724	Indiabulls Real Estate Ltd. - GDR *	29,836
6,100	Infosys Ltd. - ADR	100,223
49,961	Jain Irrigation Systems Ltd. - EDR	26,439
614	Larsen & Toubro Ltd. - GDR	14,275
16,233	Reliance Communications Ltd. - GDR *	12,748
4,465	Reliance Industries Ltd. - GDR [2]	134,620
34,699	Tata Global Beverages Ltd. - GDR	73,635
3,900	Tata Motors Ltd. - ADR	147,537
7,389	Tata Steel Ltd. - GDR	38,423
913	United Spirits Ltd. - GDR *	16,726
8,500	Vedanta Ltd. - ADR	82,620

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
10,800	Wipro Ltd. - ADR	$122,472
		1,126,811
	INDONESIA – 3.1%
266,600	Adaro Energy Tbk P.T.	21,168
7,800	Adira Dinamika Multi Finance Tbk P.T.	3,141
346,800	Agung Podomoro Land Tbk P.T. *	7,837
503,300	Bank Bukopin Tbk	23,631
37,200	Bank Negara Indonesia Persero Tbk P.T.	15,194
471,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T.	51,328
267,800	Bank Tabungan Negara Persero Tbk P.T.	40,379
104,200	Global Mediacom Tbk P.T.	8,194
6,800	Gudang Garam Tbk P.T.	35,055
239,000	Indah Kiat Pulp & Paper Corp. Tbk P.T.	19,159
20,800	Indosat Tbk P.T. *	10,877
322,000	Industri Jamu Dan Farmasi Sido Muncul Tbk P.T.	14,135
351,100	Japfa Comfeed Indonesia Tbk P.T.	40,207
308,400	Ramayana Lestari Sentosa Tbk P.T.	28,607
225,000	Salim Ivomas Pratama Tbk P.T.	7,936
1,400	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	92,400
56,500	Tempo Scan Pacific Tbk P.T.	8,670
		427,918
	MALAYSIA – 2.9%
13,700	AEON Credit Service M Bhd	47,793
57,100	AirAsia Bhd	41,101
66,600	AirAsia X Bhd *	6,545
6,600	AMMB Holdings Bhd	6,972
9,700	Axiata Group Bhd	13,559
14,896	Boustead Holdings Bhd	7,612
79,500	Evergreen Fibreboard Bhd	18,847
1,700	Fraser & Neave Holdings Bhd	10,692
5,500	Hong Leong Industries Bhd	12,026
37,000	JCY International Bhd	5,408
11,700	Malayan Banking Bhd	23,052
3,600	Malaysian Pacific Industries Bhd	7,075
17,800	Matrix Concepts Holdings Bhd	11,063
97,400	Media Prima Bhd	34,696
11,200	Padini Holdings Bhd	7,291
79,200	Supermax Corp. Bhd	40,471
17,600	Tenaga Nasional Bhd	62,176
4,200	Top Glove Corp. Bhd	4,426
22,300	Tropicana Corp. Bhd	5,807
13,700	Unisem M Bhd	9,054
21,600	UOA Development Bhd	12,736

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MALAYSIA (Continued)
21,900	VS Industry Bhd	$7,102
		395,504
	MEXICO – 3.7%
41,000	Alpek S.A.B. de C.V.	72,685
5,900	America Movil S.A.B. de C.V. - ADR	68,027
4,800	Concentradora Hipotecaria SAPI de C.V. - REIT	6,879
21,000	Credito Real S.A.B. de C.V. SOFOM ER	39,211
12,100	Fibra Shop Portafolios Inmobiliarios SAPI de C.V. - REIT	11,068
6,300	Gentera S.A.B. de C.V.	11,706
8,400	Grupo Herdez S.A.B. de C.V.	17,414
6,100	Grupo Industrial Maseca S.A.B. de C.V. - Class B	6,799
14,900	Industrias Bachoco S.A.B. de C.V.	64,630
25,800	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	58,356
9,400	Macquarie Mexico Real Estate Management S.A. de C.V. - REIT *	12,027
14,700	Nemak S.A.B. de C.V. [2]	16,707
44,000	OHL Mexico S.A.B. de C.V. *	59,699
4,200	PLA Administradora Industrial S de RL de C.V. - REIT *	6,969
7,900	Prologis Property Mexico S.A. de C.V. - REIT *	12,463
9,700	Rassini S.A.B. de C.V. - Class A	21,811
5,700	Vitro S.A.B. de C.V.	18,653
		505,104
	PERU – 0.3%
4,834	Banco de Credito del Peru - Class C	7,215
43,094	Ferreycorp S.A.A.	20,968
222	Intercorp Financial Services, Inc.	7,215
7,988	Union Andina de Cementos S.A.A.	6,677
		42,075
	PHILIPPINES – 1.4%
83,900	8990 Holdings, Inc.	13,980
7,390	Cebu Air, Inc.	17,098
117,100	Cosco Capital, Inc.	19,985
60,600	Filinvest Development Corp.	8,889
326,000	Filinvest Land, Inc.	13,494
45,700	Metro Pacific Investments Corp.	7,276
30,500	San Miguel Corp.	53,088
6,150	San Miguel Pure Foods Co., Inc.	28,198
20,870	Union Bank of the Philippines	31,719
		193,727
	POLAND – 1.0%
15,245	Bank Millennium S.A. *	17,917
4,216	Enea S.A. *	11,857
3,910	Globe Trade Centre S.A. *	7,074

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	POLAND (Continued)
649	Lubelski Wegiel Bogdanka S.A.	$9,077
3,230	Polski Koncern Naftowy ORLEN S.A.	51,763
867	Powszechna Kasa Oszczednosci Bank Polski S.A. *	5,295
2,199	Powszechny Zaklad Ubezpieczen S.A.	15,913
9,745	Tauron Polska Energia S.A. *	7,702
733	Warsaw Stock Exchange	6,414
		133,012
	QATAR – 1.1%
3,409	Doha Bank QSC	34,825
1,508	Ooredoo QSC	39,424
3,145	Qatar Industrial Manufacturing Co. QSC	37,569
593	Qatar National Bank SAQ	24,915
2,997	United Development Co. QSC	16,246
		152,979
	RUSSIA – 3.3%
8,150	Bank St Petersburg PJSC	7,206
907	Cherkizovo Group PJSC	11,944
25,487	Gazprom PJSC - ADR	103,732
893,000	Inter RAO UES PJSC	35,374
3,253	Lukoil PJSC - ADR	139,066
12,090	Mostotrest PJSC	16,104
8,600	Nizhnekamskneftekhim PJSC	7,389
25,400	Protek PJSC *	32,063
43,490	Sberbank of Russia PJSC	91,705
43	VSMPO-AVISMA Corp. PJSC	8,080
		452,663
	SOUTH AFRICA – 7.3%
6,773	African Oxygen Ltd.	9,759
33,015	Arrowhead Properties Ltd.	20,454
530	Assore Ltd.	7,062
3,569	Astral Foods Ltd.	31,110
6,129	Barclays Africa Group Ltd.	67,770
41,395	Delta Property Fund Ltd. - REIT	19,354
655	Foschini Group Ltd.	7,031
11,484	Imperial Holdings Ltd.	137,117
6,700	Investec Property Fund Ltd. - REIT	7,172
2,709	Lewis Group Ltd.	8,489
6,673	Liberty Holdings Ltd.	58,888
3,100	Life Healthcare Group Holdings Ltd.	8,430
8,536	Murray & Roberts Holdings Ltd.	7,926

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
709	Naspers Ltd. - N Shares	$111,334
11,873	Octodec Investments Ltd.	19,544
2,155	Pick n Pay Stores Ltd.	12,150
8,761	Rebosis Property Fund Ltd. - REIT	6,753
1,342	Reunert Ltd.	6,042
8,429	RMB Holdings Ltd.	37,769
12,144	Sappi Ltd. *	61,782
3,024	Sasol Ltd.	80,329
2,600	Sibanye Gold Ltd. - ADR	48,490
3,459	Standard Bank Group Ltd.	34,525
3,734	Stenprop Ltd.	5,474
23,747	Telkom S.A. SOC Ltd.	110,205
12,127	Truworths International Ltd.	77,988
5,247	Vukile Property Fund Ltd. - REIT	6,804
		1,009,751
	SOUTH KOREA – 14.0%
2,851	Aju Capital Co., Ltd.	16,875
6,245	BNK Financial Group, Inc.	49,117
240	Daewoong Co., Ltd.	13,370
1,540	Daishin Securities Co., Ltd.	14,504
2,493	DGB Financial Group, Inc.	20,053
340	GS Holdings Corp.	14,600
1,161	Hankook Tire Co., Ltd.	56,177
269	Hanwha Chemical Corp.	6,136
3,729	Hanwha General Insurance Co., Ltd.	23,436
431	Hanwha Techwin Co., Ltd.	20,816
401	Hitejinro Holdings Co., Ltd.	4,886
300	Hyosung Corp.	37,227
210	Hyundai Engineering & Construction Co., Ltd.	6,899
412	Hyundai Mobis Co., Ltd.	93,791
739	Hyundai Motor Co.	87,085
1,241	Industrial Bank of Korea	13,128
400	KB Financial Group, Inc. - ADR	12,704
373	KB Insurance Co., Ltd.	9,457
1,719	Kia Motors Corp.	64,684
280	KISCO Corp.	9,974
1,586	Korea Electric Power Corp.	86,794
71	Korea Petrochemical Ind Co., Ltd.	14,895
2,103	Korean Reinsurance Co.	22,717
500	KT Corp. - ADR	7,630
163	KT&G Corp.	17,607
203	Kukdo Chemical Co., Ltd.	10,294
646	LG Corp.	36,621

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
157	LG Electronics, Inc.	$7,499
5,159	LG Uplus Corp.	50,432
195	Lotte Chemical Corp.	52,834
374	LS Corp.	17,796
180	NongShim Co., Ltd.	54,073
3,902	Partron Co., Ltd.	41,279
400	POSCO - ADR	20,272
256	S-Oil Corp.	17,483
422	Samsung Electronics Co., Ltd.	579,796
1,053	Samyang Corp.	91,091
300	Shinhan Financial Group Co., Ltd. - ADR	10,707
382	Shinyoung Securities Co., Ltd.	17,188
416	SK Holdings Co., Ltd.	77,432
276	SK Innovation Co., Ltd.	35,974
299	Soulbrain Co., Ltd.	17,350
258	Unid Co., Ltd.	10,468
6,203	Woori Bank	55,930
		1,929,081
	TAIWAN – 12.0%
9,000	AcBel Polytech, Inc.	7,429
38,000	AmTRAN Technology Co., Ltd.	26,367
99,000	Capital Securities Corp.	27,043
4,000	Casetek Holdings Ltd.	16,101
14,000	Cathay Real Estate Development Co., Ltd. *	6,271
15,000	Central Reinsurance Co., Ltd.	6,461
8,000	Charoen Pokphand Enterprise	9,272
19,000	Cheng Loong Corp.	6,666
13,000	Cheng Shin Rubber Industry Co., Ltd.	27,122
64,000	China Bills Finance Corp.	24,359
6,000	China Metal Products	6,174
9,000	China Motor Corp.	6,809
45,000	China Synthetic Rubber Corp.	32,633
200	Chunghwa Telecom Co., Ltd. - ADR	7,226
1,000	Cleanaway Co., Ltd.	5,435
76,000	Compal Electronics, Inc.	47,734
22,779	Elitegroup Computer Systems Co., Ltd.	11,702
49,000	EnTie Commercial Bank Co., Ltd.	21,259
5,000	Everlight Electronics Co., Ltd.	8,129
7,000	Farglory Land Development Co., Ltd.	7,532
10,000	Feng Hsin Steel Co., Ltd.	13,172
9,000	Formosa Advanced Technologies Co., Ltd.	6,301
19,040	Foxconn Technology Co., Ltd.	46,105
26,000	Fubon Financial Holding Co., Ltd.	32,293

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
116,000	Goldsun Building Materials Co., Ltd.	$29,506
41,000	Great Wall Enterprise Co., Ltd.	34,741
5,000	Hiroca Holdings Ltd.	18,090
64,729	Hon Hai Precision Industry Co., Ltd.	178,231
4,000	Huaku Development Co., Ltd.	6,679
89,000	Industrial Bank of Taiwan	21,244
7,000	King Yuan Electronics Co., Ltd.	6,699
9,000	King's Town Bank Co., Ltd.	6,597
3,000	Kinsus Interconnect Technology Corp.	6,466
61,000	Lien Hwa Industrial Corp.	40,701
43,000	Lite-On Technology Corp.	64,386
25,000	Long Chen Paper Co., Ltd.	12,413
96,000	Masterlink Securities Corp.	27,546
22,000	Pegatron Corp.	53,961
19,000	Powertech Technology, Inc.	48,329
54,654	President Securities Corp.	20,630
26,000	Prince Housing & Development Corp.	8,633
8,000	Radiant Opto-Electronics Corp.	12,806
37,000	Shinkong Synthetic Fibers Corp.	9,933
9,000	Systex Corp.	14,773
23,000	Taishin Financial Holding Co., Ltd.	9,222
14,000	Taiwan Cooperative Financial Holding Co., Ltd.	6,556
13,000	Taiwan Mobile Co., Ltd.	44,795
17,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	483,372
12,000	Test Rite International Co., Ltd.	7,387
9,000	Tong Yang Industry Co., Ltd.	16,183
17,000	Tung Ho Steel Enterprise Corp.	9,719
79,000	Union Bank Of Taiwan	21,579
4,000	United Integrated Services Co., Ltd.	5,977
9,000	Win Semiconductors Corp. *	16,493
7,000	Wisdom Marine Lines Co., Ltd. *	7,390
		1,660,632
	THAILAND – 2.0%
58,330	AP Thailand PCL	12,393
28,000	BJC Heavy Industries PCL	5,266
5,200	Dhipaya Insurance PCL	5,823
17,400	GFPT PCL	6,045
10,600	Glow Energy PCL	26,097
306,000	IRPC PCL	43,576
36,800	Jasmine International PCL	6,022
5,500	Kiatnakin Bank PCL	8,290
50,700	Krung Thai Bank PCL	25,328
2,600	Saha-Union PCL	2,743

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND (Continued)
116,650	SC Asset Corp. PCL	$11,722
800	Siam Cement PCL	11,714
9,400	SPCG PCL	5,991
6,600	Sri Ayudhya Capital PCL	6,395
19,700	Star Petroleum Refining PCL [2]	5,203
17,700	Supalai PCL	12,654
38,900	SVI PCL	5,473
21,500	Thai Oil PCL	37,500
16,500	Thai Vegetable Oil PCL	14,449
10,500	Thanachart Capital PCL	12,285
8,900	Tipco Asphalt PCL	6,771
4,300	Tisco Financial Group PCL	6,667
		278,407
	TURKEY – 1.3%
1,365	Akcansa Cimento A.S.	6,081
27,137	Albaraka Turk Katilim Bankasi A.S.	11,082
8,777	Anadolu Cam Sanayii A.S. *	6,170
2,626	Eczacibasi Yatirim Holding Ortakligi A.S.	9,959
25,380	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	27,950
10,901	Is Gayrimenkul Yatirim Ortakligi A.S. - REIT	6,020
22,722	Is Yatirim Menkul Degerler A.S.	7,454
3,112	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	7,115
4,673	Soda Sanayii A.S.	6,397
2,661	Tekfen Holding A.S.	6,556
6,887	Torunlar Gayrimenkul Yatirim Ortakligi A.S. - REIT	10,650
31,686	Turkiye Sise ve Cam Fabrikalari A.S.	35,636
8,766	Turkiye Vakiflar Bankasi TAO	12,969
6,694	Vestel Elektronik Sanayi ve Ticaret A.S. *	14,251
1,761	Yeni Gimat Gayrimenkul Ortakligi A.S.	7,427
		175,717
	UNITED ARAB EMIRATES – 0.6%
12,106	Al Waha Capital PJSC	6,526
30,314	Aldar Properties PJSC	23,770
60,493	DAMAC Properties Dubai Co. PJSC	38,540
453	NMC Health PLC	6,625
39,878	RAK Properties PJSC	6,514
		81,975
	TOTAL COMMON STOCKS (Cost $12,192,338)	13,134,481

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 3.1%
	BRAZIL – 1.6%
4,677	Banco ABC Brasil S.A.	$20,339
6,800	Banco do Estado do Rio Grande do Sul S.A.	22,608
1,337	Cia de Gas de Sao Paulo - COMGAS	22,679
4,000	Cia de Saneamento do Parana	7,254
1,500	Cia Paranaense de Energia	14,873
46,134	Itausa - Investimentos Itau S.A.	118,949
5,900	Parana Banco S.A.	20,016
		226,718
	CHILE – 0.2%
14,206	Coca-Cola Embonor S.A. - Class B	30,337

	COLOMBIA – 0.2%
2,548	Banco Davivienda S.A.	22,409

	SOUTH KOREA – 1.1%
126	Samsung Electronics Co., Ltd.	142,293
74	LG Chem Ltd.	11,726
		154,019
	TOTAL PREFERRED STOCKS (Cost $330,091)	433,483

	UNITS – 0.1%
	BRAZIL – 0.1%
3,900	Sul America S.A.	20,737

	TOTAL UNITS (Cost $18,554)	20,737

Principal Amount

	SHORT-TERM INVESTMENTS – 0.6%
$79,767	UMB Money Market Fiduciary, 0.01%[3]	79,767

	TOTAL SHORT-TERM INVESTMENTS (Cost $79,767)	79,767

	TOTAL INVESTMENTS – 99.0% (Cost $12,620,750)	13,668,468
	Other assets in Excess of Liabilities – 1.0%	134,037

	TOTAL NET ASSETS – 100.0%	$13,802,505

ADR – American Depositary Receipt
EDR – European Depositary Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $213,325.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.2%
	AUSTRALIA – 7.0%
175,291	360 Capital Industrial Fund - REIT	$362,331
9,477	Altium Ltd.	52,790
2,417	Ansell Ltd.	35,578
26,845	Australian Pharmaceutical Industries Ltd.	39,169
94,520	BlueScope Steel Ltd.	606,956
3,766	carsales.com Ltd.	36,375
146,431	CSR Ltd.	427,308
126,435	Downer EDI Ltd.	400,664
47,875	ERM Power Ltd.	37,110
282,704	GDI Property Group - REIT	211,614
146,454	Genworth Mortgage Insurance Australia Ltd.	327,209
4,927	IRESS Ltd.	42,310
316,511	MACA Ltd.	420,924
241,233	Metcash Ltd. *	395,975
215,946	Myer Holdings Ltd.	219,080
25,000	Orora Ltd.	54,525
60,528	OZ Minerals Ltd.	293,924
53,282	Primary Health Care Ltd.	165,608
468,095	Seven West Media Ltd.	368,173
412,224	Southern Cross Media Group Ltd.	394,713
8,110	Star Entertainment Grp Ltd.	36,485
90,866	Thorn Group Ltd.	91,840
25,414	WorleyParsons Ltd.	142,530
		5,163,191
	AUSTRIA – 1.2%
24,673	EVN A.G.	288,242
2,734	Kapsch TrafficCom A.G.	113,089
1,210	Porr Ag	34,494
2,419	Semperit A.G. Holding	78,425
61,201	UNIQA Insurance Group A.G.	379,043
		893,293
	BELGIUM – 1.3%
2,829	Bekaert S.A.	129,621
2,347	bpost S.A.	61,463
352	Cie d'Entreprises CFE	32,426
529	Cofinimmo S.A. - REIT	66,029
8,816	D'ieteren S.A.	386,347
24,558	Euronav N.V.	211,399
994	Gimv N.V.	53,984
182	Sofina S.A.	24,345
		965,614

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	DENMARK – 1.7%
8,737	Dfds A/S	$399,321
6,023	Matas A/S	106,364
8,981	NNIT A/S [1]	370,519
7,864	Solar A/S - B Shares	401,851
		1,278,055
	FINLAND – 2.0%
10,953	Atria OYJ	109,591
5,194	Cramo OYJ	122,577
10,426	Kesko OYJ - B Shares	464,595
4,583	Ramirent OYJ	38,836
13,963	Sanoma OYJ	112,001
61,363	Sponda OYJ	281,262
65,955	Technopolis OYJ	283,876
2,608	Valmet OYJ	34,054
		1,446,792
	FRANCE – 5.1%
3,736	Altamir	42,602
3,475	Alten S.A.	240,939
2,176	APERAM S.A.	91,042
8,393	Assystem	230,726
5,381	Cie des Alpes	106,778
38,291	Derichebourg S.A.	124,483
1,006	Eiffage S.A.	77,297
1,601	Elior Participations SCA [1]	34,946
7,029	GL Events	132,879
12,596	IPSOS	414,985
7,028	Korian S.A.	248,868
5,999	Manitou BF S.A.	97,580
7,435	Mersen	122,268
11,637	Neopost S.A.	323,156
8,750	Nexans S.A. *	441,511
5,866	Nexity S.A. *	311,826
1,122	Rubis SCA	90,550
2,700	Seche Environnement S.A.	94,477
3,995	Sopra Steria Group	468,949
13	Stallergenes Greer PLC *	363
775	Synergie S.A.	25,732
		3,721,957
	GERMANY – 5.8%
7,301	Aareal Bank A.G.	239,639
5,096	Aurubis A.G.	264,684
7,100	Bauer A.G.	98,027

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
11,566	CENTROTEC Sustainable A.G.	$182,315
85,816	Deutz A.G.	395,070
3,046	Freenet A.G.	85,012
5,557	Gerresheimer A.G.	476,926
739	Gesco A.G.	57,666
7,108	Rheinmetall A.G.	497,600
12,791	RHOEN-KLINIKUM A.G.	376,795
13,457	Salzgitter A.G.	419,732
683	Sixt S.E.	36,567
12,069	Software A.G.	486,673
8,890	STADA Arzneimittel A.G.	479,782
1,346	Suedzucker A.G.	33,661
6,473	Wuestenrot & Wuerttembergische A.G.	126,746
		4,256,895
	HONG KONG – 2.7%
212,000	Century City International Holdings Ltd.	13,526
31,200	Dah Sing Banking Group Ltd.	58,391
7,200	Dah Sing Financial Holdings Ltd.	48,257
507,000	Emperor Entertainment Hotel Ltd.	116,974
1,153,100	Emperor International Holdings Ltd.	263,068
11,000	Great Eagle Holdings Ltd.	49,695
462,000	Haitong International Securities Group Ltd.	278,686
16,000	Hopewell Holdings Ltd.	53,104
3,910,000	Hsin Chong Group Holdings Ltd.	347,739
398,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	145,690
210,700	IT Ltd.	64,364
60,000	NewOcean Energy Holdings Ltd.	17,865
92,000	Paliburg Holdings Ltd.	26,681
540,000	Playmates Toys Ltd.	102,315
483,000	Regal Real Estate Investment Trust - REIT	128,868
518,000	Samson Holding Ltd.	55,416
727,400	VST Holdings Ltd.	173,449
66,000	Xinyi Glass Holdings Ltd. *	50,361
		1,994,449
	IRELAND – 0.7%
168,495	Hibernia REIT PLC	256,180
679	Paddy Power Betfair PLC	79,704
4,534	Smurfit Kappa Group PLC	106,444
32,675	Total Produce PLC	53,697
		496,025
	ISRAEL – 1.3%
10,729	Africa Israel Properties Ltd.	173,180

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ISRAEL (Continued)
8,848	B Communications Ltd.	$218,810
24,585	Discount Investment Corp. Ltd. *	71,823
110,541	El Al Israel Airlines	83,054
—	Energix-Renewable Energies Ltd.	—
702	Formula Systems 1985 Ltd.	26,492
25,045	Jerusalem Economy Ltd. *	48,478
9,762	Matrix IT Ltd.	67,841
55,990	Phoenix Holdings Ltd. *	136,598
40,409	Shufersal Ltd.	141,684
		967,960
	ITALY – 3.9%
3,475	ACEA S.p.A.	48,366
38,847	Astaldi S.p.A.	169,893
20,193	ASTM S.p.A.	225,295
8,186	Banca Mediolanum S.p.A.	60,034
213,989	Banca Popolare di Milano Scarl	103,825
4,480	Brembo S.p.A.	261,688
32,911	Cementir Holding S.p.A.	143,491
285,526	CIR-Compagnie Industriali Riunite S.p.A.	327,820
248,045	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	216,294
133,564	Iren S.p.A.	219,496
5,834	Italmobiliare S.p.A.	199,184
24,794	OVS S.p.A. [1]	145,798
123,920	Saras S.p.A.	213,068
58,706	Societa Cattolica di Assicurazioni SCRL	413,797
8,030	Societa Iniziative Autostradali e Servizi S.p.A.	73,029
2,479	Vittoria Assicurazioni S.p.A.	25,358
		2,846,436
	JAPAN – 32.5%
169,500	Achilles Corp.	234,228
56,000	Aisan Industry Co., Ltd.	408,879
135,300	Bank of Saga Ltd.	344,764
14,500	Cawachi Ltd.	341,059
10,100	Chudenko Corp.	217,471
3,300	Cleanup Corp.	26,585
9,900	Coca-Cola West Co., Ltd.	275,747
3,600	Corona Corp.	36,340
25,400	Daiken Corp.	86,629
79,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	370,390
115,000	Daiwabo Holdings Co., Ltd.	270,495
10,300	Denki Kogyo Co., Ltd.	51,785
19,600	DIC Corp.	471,583
30,300	EDION Corp.	255,086

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
146,500	Eighteenth Bank Ltd.	$414,941
13,700	Eizo Corp.	377,829
6,000	Exedy Corp.	144,068
60,000	Fuso Pharmaceutical Industries Ltd.	167,590
28,500	G-Tekt Corp.	441,319
12,700	Hakuto Co., Ltd.	116,128
64,000	Hanwa Co., Ltd.	347,489
18,900	Heiwa Corp.	391,577
297	Heiwa Real Estate REIT, Inc.	251,490
166,500	Hokuetsu Bank Ltd.	350,836
255	Ichigo Office REIT Investment	200,181
39,500	Inabata & Co., Ltd.	399,897
3,200	Information Services International-Dentsu Ltd.	63,445
404	Invesco Office J-REIT, Inc.	372,978
166	Invincible Investment Corp. - REIT	112,256
1,600	Itochu Techno-Solutions Corp.	38,904
16,300	Itoki Corp.	93,294
27,000	Jaccs Co., Ltd.	126,486
70,300	Japan Pulp & Paper Co., Ltd.	251,477
122	Japan Rental Housing Investments, Inc. - REIT	104,860
21,000	Kaga Electronics Co., Ltd.	262,822
17,800	Kamei Corp.	146,712
231,000	Kanematsu Corp.	382,604
38,200	Kasai Kogyo Co., Ltd.	385,987
3,400	Kato Sangyo Co., Ltd.	82,605
135	Kenedix Retail REIT Corp.	370,593
18,500	Kohnan Shoji Co., Ltd.	383,109
4,400	Konoike Transport Co., Ltd.	51,531
117,100	Kurabo Industries Ltd.	222,643
33,600	Kyodo Printing Co., Ltd.	108,669
33,300	Kyokuto Kaihatsu Kogyo Co., Ltd.	348,225
4,000	KYORIN Holdings, Inc.	86,676
26,900	Kyowa Exeo Corp.	353,798
40,800	Leopalace21 Corp.	296,298
13,800	Macnica Fuji Electronics Holdings, Inc.	135,383
16,300	Mars Engineering Corp.	335,952
21,600	Maruzen Showa Unyu Co., Ltd.	87,005
2,100	Matsumotokiyoshi Holdings Co., Ltd.	93,953
101	MCUBS MidCity Investment Corp. - REIT	369,216
167,000	Mie Bank Ltd.	335,522
8,000	Mitsubishi Shokuhin Co., Ltd.	222,120
230,000	Mitsubishi Steel Manufacturing Co., Ltd.	387,710
122,000	Mitsui Engineering & Shipbuilding Co., Ltd.	181,742
29,300	Mitsui Home Co., Ltd.	131,518

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
78,000	Mitsui Sugar Co., Ltd.	$391,395
118,000	Mitsui-Soko Holdings Co., Ltd.	315,715
15,900	Namura Shipbuilding Co., Ltd.	91,627
8,000	NEC Capital Solutions Ltd.	119,724
1,400	NEC Networks & System Integration Corp.	25,919
115,500	Nippon Beet Sugar Manufacturing Co., Ltd.	215,073
15,300	Nippon Paper Industries Co., Ltd.	280,104
149	NIPPON REIT Investment Corp.	394,861
110,000	Nippon Steel & Sumikin Bussan Corp.	380,556
15,000	Nippon Synthetic Chemical Industry Co., Ltd.	94,526
33,300	Nipro Corp.	418,392
77,000	Nisshin Oillio Group Ltd.	366,002
10,100	Nisshinbo Holdings, Inc.	95,125
102,600	Nissin Corp.	313,728
1,300	NuFlare Technology, Inc.	62,684
15,000	Okumura Corp.	89,675
27,100	Okuwa Co., Ltd.	278,344
12,600	PALTAC Corp.	250,679
107,300	Press Kogyo Co., Ltd.	401,711
2,400	Ryosan Co., Ltd.	75,033
29,300	Sakai Chemical Industry Co., Ltd.	80,691
20,400	Sanoh Industrial Co., Ltd.	114,161
18,600	Sanshin Electronics Co., Ltd.	165,520
76,000	Sanyo Shokai Ltd.	142,265
100,400	Sekisui Plastics Co., Ltd.	332,584
182,000	Shikoku Bank Ltd.	399,549
109,200	Shindengen Electric Manufacturing Co., Ltd.	416,316
11,100	Shinko Electric Industries Co., Ltd.	62,008
10,800	Shinko Shoji Co., Ltd.	111,456
8,000	Ship Healthcare Holdings, Inc.	244,622
43,300	Sinanen Holdings Co., Ltd.	175,262
4,300	Sumitomo Riko Co., Ltd.	38,940
10,600	Taiho Kogyo Co., Ltd.	115,002
100,000	Toa Corp.	174,450
8,900	Toho Holdings Co., Ltd.	201,490
32,600	Tosei Corp.	260,711
27,000	Tosoh Corp.	139,717
2,300	Tsumura & Co.	65,595
22,000	Ube Industries Ltd.	39,026
23,300	UKC Holdings Corp.	372,215
36,300	Vital KSK Holdings, Inc.	345,087
35,100	Yokohama Reito Co., Ltd.	364,984
10,700	Yorozu Corp.	169,149
15,100	Yuasa Trading Co., Ltd.	335,194

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
95,000	Zenitaka Corp.	$363,111
		23,810,457
	NETHERLANDS – 1.3%
2,725	Accell Group	70,783
948	Arcadis N.V.	12,691
66,758	Delta Lloyd N.V.	238,448
89,180	NSI N.V. - REIT	394,705
6,197	SBM Offshore N.V.	82,789
2,806	Wereldhave N.V. - REIT	135,767
		935,183
	NEW ZEALAND – 1.0%
125,139	Air New Zealand Ltd.	199,724
29,954	Chorus Ltd.	96,912
4,672	Fisher & Paykel Healthcare Corp. Ltd.	35,427
22,478	Genesis Energy Ltd.	36,037
12,182	Infratil Ltd.	29,648
6,610	Metlifecare Ltd.	26,923
127,894	New Zealand Refining Co., Ltd.	226,287
10,424	Trade Me Group Ltd.	38,543
17,724	Warehouse Group Ltd.	35,840
		725,341
	NORWAY – 1.7%
2,618	Aker A.S.A.	78,504
21,640	Atea A.S.A.	226,346
42,017	Austevoll Seafood A.S.A.	369,763
20,140	Avance Gas Holding Ltd. [1]	64,928
1,875	Leroy Seafood Group A.S.A.	90,025
76,039	SpareBank 1 Nord Norge	365,000
5,525	Storebrand A.S.A. *	20,935
3,391	Subsea 7 S.A. *	36,273
		1,251,774
	PORTUGAL – 0.3%
12,323	Semapa-Sociedade de Investimento e Gestao	154,709
101,240	Sonae SGPS S.A.	78,774
		233,483
	SINGAPORE – 1.4%
180,325	AIMS AMP Capital Industrial REIT	197,716
45,500	Ascendas Hospitality Trust - REIT	25,283
396,600	Chip Eng Seng Corp. Ltd.	186,364
135,700	Frasers Hospitality Trust - REIT	79,454
79,060	k1 Ventures Ltd.	51,893

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
295,900	Lippo Malls Indonesia Retail Trust - REIT	$82,765
64,800	Mapletree Greater China Commercial Trust - REIT	51,958
533,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	210,703
175,000	Yanlord Land Group Ltd.	154,024
		1,040,160
	SPAIN – 2.3%
3,109	Axiare Patrimonio SOCIMI S.A. - REIT	42,403
1,533	Cia de Distribucion Integral Logista Holdings S.A.	36,993
21,975	CIE Automotive S.A.	426,725
6,129	Corp Financiera Alba S.A.	260,782
17,550	Ebro Foods S.A.	400,246
69,498	Faes Farma S.A.	274,263
13,435	Mediaset Espana Comunicacion S.A.	154,401
7,977	Papeles y Cartones de Europa S.A.	46,373
708	Tecnicas Reunidas S.A.	21,889
		1,664,075
	SWEDEN – 5.2%
14,361	B&B Tools A.B. - B Shares	276,915
5,106	Bure Equity A.B.	52,361
46,670	Capio A.B. [1]	274,064
3,982	Dios Fastigheter A.B.	31,411
3,096	Elekta A.B. - B Shares	24,639
7,593	Granges A.B.	77,199
14,414	Hemfosa Fastigheter A.B.	154,550
6,098	Holmen A.B.	206,521
693	Intrum Justitia A.B.	22,239
17,917	Investment A.B. Oresund	278,481
13,800	JM A.B.	357,861
89,069	KappAhl A.B.	437,174
111,506	Klovern A.B. - A Shares	143,080
211,660	Klovern A.B. - B Shares	270,852
13,573	Lifco A.B. - B Shares	411,615
2,152	NCC A.B. - B Shares	51,908
47,053	Nobina A.B. [1]	258,442
33,568	Peab A.B.	269,894
27,798	SAS A.B. *	54,576
23,775	Tethys Oil A.B.	156,287
		3,810,069
	SWITZERLAND – 4.1%
466	Allreal Holding A.G. *	68,852
32	Banque Cantonale Vaudoise	21,659
5,879	BKW A.G.	269,929

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
4,621	Bobst Group S.A.	$256,987
5,248	Cembra Money Bank A.G. *	376,868
2,006	Clariant A.G. *	34,917
143	Galenica A.G.	184,431
4,336	Implenia A.G.	295,270
58	Intershop Holding A.G.	28,426
17,524	Kudelski S.A. *	373,370
26,712	Logitech International S.A.	533,303
516	Orior A.G. *	36,736
1,195	PSP Swiss Property A.G.	120,523
242	Rieter Holding A.G. *	50,962
658	SFS Group A.G. *	50,239
52	St. Galler Kantonalbank A.G.	21,367
1,239	Sunrise Communications Group A.G. * 1	80,090
80	Vetropack Holding A.G.	125,877
903	Vontobel Holding A.G.	41,600
		2,971,406
	UNITED KINGDOM – 16.7%
57,651	Amec Foster Wheeler PLC	340,214
19,815	Barratt Developments PLC	114,731
155,561	BBA Aviation PLC	489,988
16,209	Beazley PLC	85,014
17,457	Bellway PLC	484,249
6,909	Berendsen PLC	116,765
6,305	Berkeley Group Holdings PLC	223,879
11,444	BGEO Group PLC	413,626
13,463	Bovis Homes Group PLC	145,837
10,288	Britvic PLC	85,098
67,474	Cape PLC	166,095
121,588	Carillion PLC	429,162
39,589	Centamin PLC	86,922
2,297	Close Brothers Group PLC	38,304
3,481	Computacenter PLC	37,685
21,627	Costain Group PLC	97,244
80,646	Countrywide PLC	264,693
53,159	Crest Nicholson Holdings PLC	300,620
496,454	Debenhams PLC	368,267
502	Derwent London PLC - REIT	18,881
10,004	Devro PLC	37,535
7,944	Drax Group PLC	35,935
12,635	DS Smith PLC	65,583
358,867	DX Group PLC	70,054
23,201	Electrocomponents PLC	90,028

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
44,862	EnQuest PLC *	$14,695
194,117	Ferrexpo PLC	118,176
30,043	Galliford Try PLC	390,448
39,072	GAME Digital PLC	38,782
180,266	Gem Diamonds Ltd.	313,127
42,749	Greene King PLC	459,682
1,404	Greggs PLC	19,213
156,876	Hansteen Holdings PLC - REIT	222,151
223,905	Highland Gold Mining Ltd.	422,267
26,774	Intermediate Capital Group PLC	203,037
99,191	Interserve PLC	387,260
12,494	John Wood Group PLC	109,050
49,992	KCOM Group PLC	72,778
19,404	Lancashire Holdings Ltd.	154,724
71,253	Lookers PLC	100,429
17,251	Man Group PLC	26,484
15,386	Micro Focus International PLC	394,220
6,478	N Brown Group PLC	14,909
61,208	National Express Group PLC	273,314
92,979	NewRiver Retail Ltd. - REIT	369,160
82,289	OneSavings Bank PLC	222,930
4,701	Pennon Group PLC	56,118
19,325	Phoenix Group Holdings	205,245
21,359	Playtech PLC	245,787
9,449	Plus500 Ltd.	92,539
59,935	Premier Foods PLC *	40,057
9,836	Redcentric PLC	23,269
26,368	Regus PLC	106,540
92,701	Soco International PLC	185,255
81,908	Softcat PLC	376,478
86,023	Spire Healthcare Group PLC [1]	367,613
325,447	Spirent Communications PLC	389,796
19,744	SSP Group PLC	83,512
57,192	Stock Spirits Group PLC	117,321
1,530	Telecom Plus PLC	21,059
85,709	Telford Homes PLC	328,385
11,717	Tritax Big Box REIT PLC	21,151
37,137	TT Electronics PLC	66,228
43,104	Tullett Prebon PLC	189,507
52,760	UDG Healthcare PLC	406,034
		12,255,139
	TOTAL COMMON STOCKS (Cost $68,032,285)	72,727,754

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 0.1%
	GERMANY – 0.1%
884	Sixt S.E.	$36,354
1,456	Villeroy & Boch A.G.	22,202
		58,556
	TOTAL PREFERRED STOCKS (Cost $57,164)	58,556

	UNITS – 0.5%
	SINGAPORE – 0.5%
496,300	Accordia Golf Trust	248,020
228,400	Croesus Retail Trust	145,657
31,000	Religare Health Trust	23,354
		417,031
	TOTAL UNITS (Cost $392,738)	417,031

	WARRANTS – 0.0%
	ISRAEL – 0.0%
	Discount Investment Corp. Ltd.:
—	Exercise Price: $718.30, Expiration Date: December 21, 2016*	—
—	Exercise Price: $783.60, Expiration Date: December 21, 2017*	—
—	Exercise Price: $848.90, Expiration Date: December 21, 2018*	—
		—
	TOTAL WARRANTS (Cost $—)	—

	TOTAL INVESTMENTS – 99.8% (Cost $68,482,187)	73,203,341
	Other assets in Excess of Liabilities – 0.2%	128,339

	TOTAL NET ASSETS – 100.0%	$73,331,680

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,596,400.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At July 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$12,621,285	$68,563,247

Gross unrealized appreciation	$1,467,184	$7,909,487
Gross unrealized depreciation	(420,001)	(3,269,393)
Net unrealized appreciation on investments	$1,047,183	$4,640,094

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$775,475	$-	$-	$775,475
Chile	101,440	-	-	101,440
China	3,467,516	-	-	3,467,516
Colombia	50,829	-	-	50,829
Czech Republic	34,012	-	-	34,012
Egypt	62,496	-	-	62,496
Greece	65,130	-	-	65,130
Hungary	12,227	-	-	12,227
India	1,060,369	66,442	-	1,126,811
Indonesia	427,918	-	-	427,918
Malaysia	395,504	-	-	395,504
Mexico	505,104	-	-	505,104
Peru	42,075	-	-	42,075
Philippines	193,727	-	-	193,727
Poland	133,012	-	-	133,012
Qatar	152,979	-	-	152,979
Russia	452,663	-	-	452,663
South Africa	1,009,751	-	-	1,009,751
South Korea	1,929,081	-	-	1,929,081
Taiwan	1,660,632	-	-	1,660,632
Thailand	278,407	-	-	278,407
Turkey	175,717	-	-	175,717
United Arab Emirates	81,975	-	-	81,975
Preferred Stocks
Brazil	226,718	-	-	226,718
Chile	30,337	-	-	30,337
Colombia	22,409	-	-	22,409
South Korea	154,019	-	-	154,019
Units	20,737	-	-	20,737
Short-Term Investments	79,767	-	-	79,767
Total Investments	$13,602,026	$66,442	$-	$13,668,468

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

International Small Cap Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Australia	$5,163,191	$-	$-	$5,163,191
Austria	893,293	-	-	893,293
Belgium	965,614	-	-	965,614
Denmark	1,278,055	-	-	1,278,055
Finland	1,446,792	-	-	1,446,792
France	3,721,957	-	-	3,721,957
Germany	4,256,895	-	-	4,256,895
Hong Kong	1,994,449	-	-	1,994,449
Ireland	496,025	-	-	496,025
Israel	967,960	-	-	967,960
Italy	2,846,436	-	-	2,846,436
Japan	23,810,457	-	-	23,810,457
Netherlands	935,183	-	-	935,183
New Zealand	725,341	-	-	725,341
Norway	1,251,774	-	-	1,251,774
Portugal	233,483	-	-	233,483
Singapore	1,040,160	-	-	1,040,160
Spain	1,664,075	-	-	1,664,075
Sweden	3,810,069	-	-	3,810,069
Switzerland	2,971,406	-	-	2,971,406
United Kingdom	11,871,070	384,069	-	12,255,139
Preferred Stocks
Germany	58,556	-	-	58,556
Units
Singapore	417,031	-	-	417,031
Warrants	-	-	-	-
Total Investments	$72,819,272	$384,069	$-	73,203,341

*	The Fund held level 3 securities valued at zero at period end.
**	The Fund did not hold any Level 3 securities at period end.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2015 to July 31, 2016, represented by recognizing the July 31, 2016 market value of securities:

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$132,348	$475,711
Transfers out of Level 1	-	(369,160)
Net transfers in (out) of Level 1	$132,348	$106,551

Transfers into Level 2	$-	$369,160
Transfers out of Level 2	(132,348)	(475,711)
Net transfers in (out) of Level 2	$(132,348)	$(106,551)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Emerging Markets Fund
Beginning balance October 31, 2015	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales/Corporate actions	-
Balance as of July 31, 2016	$-

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2016 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2016:

	Fair Value July 31, 2016	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Emerging Markets Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	09/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	09/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	09/29/16